Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation of Earnings Per Share

Earnings per share are computed as follows [restated [note 3]]:

	2015	2014
Income available to Common shareholders:
Net income from continuing operations	$1,940	$1,922
Loss from continuing operations attributable to non-controlling interests	6	2

Net income attributable to Magna International Inc. from continuing operations	1,946	1,924
Income (loss) from discontinued operations, net of tax	67	(42)

Net income attributable to Magna International Inc.	$2,013	$1,882

Weighted average shares outstanding:
Basic	407.5	427.1
Adjustments
Stock options and restricted stock [a]	5.2	6.1

Diluted	412.7	433.2

[a]	Diluted earnings per Common Share exclude 0.9 million [2014 – 0.1 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”.

Schedule of Earnings Per Common Share

Earnings per Common Share:

Basic:
Continuing operations	$4.78	$4.50
Discontinued operations	0.16	(0.09)

Attributable to Magna International Inc.	$4.94	$4.41

Diluted:
Continuing operations	$4.72	$4.44
Discontinued operations	0.16	(0.10)

Attributable to Magna International Inc.	$4.88	$4.34